Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 28,022
Credit loss expense	8,564
Write-Offs	(15,169)
Other	(71)	[1]
Ending balance	21,346
Accounts Receivable, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	10,558
Credit loss expense	9,018
Write-Offs	(12,915)
Other	49	[1]
Ending balance	6,710
Settlement Receivables, Net
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	5,398	[2]
Credit loss expense	781	[2]
Write-Offs	(2,204)	[2]
Other	(39)	[1],[2]
Ending balance	4,014	[2]
Financial Guarantee Contracts and Other
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	12,066
Credit loss expense	(1,235)
Write-Offs	(50)
Other	(159)	[1]
Ending balance	$ 10,622

[1]	Other mainly relates to the impact of foreign exchange.
[2]	During the three and six months ended June 30, 2023, recoveries from freestanding credit enhancements related to Settlement receivables, net were $223 and $677, respectively, which are recorded in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive income / (loss).